Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 9,927	$ 48,861
Restricted cash	4,048	3,515
Trade and other receivables	783,780	658,844
Gas in storage	2,943	2,342
Fair value of derivative financial assets	144,512	218,769
Income taxes recoverable	18,973	5,617
Other current assets	169,240	112,214
	1,133,423	1,050,162
Non-current assets
Investments	36,897	36,314
Property and equipment, net	25,862	18,893
Intangible assets, net	472,656	401,926
Fair value of derivative financial assets	9,255	64,662
Deferred income tax assets	9,492	9,449
Other non-current assets	49,512	19,987
	603,674	551,231
ASSETS CLASSIFIED AS HELD FOR SALE	8,971
	612,645	551,231
TOTAL ASSETS	1,746,068	1,601,393
Current liabilities
Trade and other payables	714,110	590,018
Deferred revenue	43,228	38,710
Income taxes payable	11,895	5,486
Fair value of derivative financial liabilities	79,387	86,288
Provisions	7,205	4,714
Current portion of long-term debt	37,429	121,451
	893,254	846,667
Non-current liabilities
Long-term debt	687,943	422,053
Fair value of derivative financial liabilities	63,658	51,871
Deferred income tax liabilities	4,124	6,918
Other non-current liabilities	61,339	57,349
	817,064	538,191
Liabilities relating to assets classified as held for sale	5,200
	822,264	538,191
TOTAL LIABILITIES	1,715,518	1,384,858
SHAREHOLDERS' EQUITY
Shareholders’ capital	1,235,503	1,215,826
Equity component of convertible debentures	13,029	13,029
Contributed deficit	(25,540)	(22,693)
Accumulated deficit	(1,271,136)	(1,081,139)
Accumulated other comprehensive income	79,093	91,934
Non-controlling interest	(399)	(422)
TOTAL SHAREHOLDERS' EQUITY	30,550	216,535
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,746,068	$ 1,601,393